OPERATING EXPENSES	12 Months Ended
Mar. 31, 2024
Expenses by nature [abstract]
OPERATING EXPENSES

4. OPERATING EXPENSES

Operating expenses are stated after charging/(crediting):

	Year Ended March 31,
Group	2024 $	2023 $	2022 $
Director fees including bonus (excluding Chairman’s bonus)	1,100,192	910,403	707,385
Chairman’s bonus	934,007	300,000	-
Auditor’s Remuneration (refer to Note 20) *	158,195	454,692	349,665
Legal and Professional fees	1,377,774	1,432,926	1,143,300
(Gain)/Loss on disposal of leases	-	-	(179)
FX Gains and losses	55,183	99,930	(13,577)
Depreciation	3,866	3,797	2,423

*	This has been restated for presentational purposes only to include audit-related assurance services in addition to fees payable to the company’s auditors for the audit of the parent company (being OKYO Pharma Limited) and consolidated financial statements. Refer to note 20 where details of auditor’s remuneration has been disclosed. This has no impact on the primary financial statements.